7. Accrued Expenses (Details Narrative) (USD $)	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued settlement payable			$ 40,000
Glen Oaks [Member]
Accrued settlement payable			$ 40,000